Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	97.37
Maximum Aggregate Offering Price	$ 340,795,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,063.79
Offering Note	(a) Amount to be registered consists of 3,500,000 shares of common stock, $0.01 par value per share, ("Common Stock"), of Mohawk Industries, Inc. that may be offered or sold under the Mohawk Industries, Inc. 2026 Incentive Plan (the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act'), this Registration Statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of additional shares that may be offered or issued under the Plan as a result of stock splits, stock dividends or similar transactions. (b) Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on May 15, 2026, a date within five business days prior to the filing of this Registration Statement.